Note 22 - (Earnings) Loss Per Share	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]

Note 22: (Earnings) loss per share

For the years ended December 31, 2024, 2023, and 2022, the weighted average number of shares outstanding and (earnings) loss per share were as follows:

	Years ended December 31
	2024	2023	2022
Net loss (earnings)	$108,138	$17,213	$(24,908)
Weighted average basic number of shares outstanding	149,019,020	144,184,481	139,470,950
Basic loss (earnings) per share	$0.73	$0.12	$(0.18)
Weighted average diluted number of shares outstanding	149,019,020	144,184,481	139,481,236
Diluted loss (earnings) per share	$0.73	$0.12	$(0.18)

Diluted net loss per share excludes, when applicable, the potential impact of stock options and other unvested stock because their effect would be anti-dilutive due to the net loss. The Company reported a loss for the years ended December 31, 2024, 2023, the numbers of dilutive shares were 9,367,258 and 17,413,052 respectively for these years.